Summary of Significant Accounting Policies (Details 1)	Sep. 30, 2020	Sep. 30, 2019
China, Yuan Renminbi [Member]
Period/year end exchange rate	6.8013	7.1406
Period/annual average exchange rate	7.0012	6.9176
Hong Kong, Dollars [Member]
Period/year end exchange rate	7.7499	7.8396
Period/annual average exchange rate	7.7507	7.7864